COMMITMENTS AND CONTINGENCIES (Details) - Teva And Subsidiaries [Member]	12 Months Ended
Dec. 31, 2015
Approximate number of product liability cases	4,000
Approximate number of pending cases	500
Approximate Number Of Plaintiffs Claiming Injuries	4,400
Teva Parental Medicines Inc [Member]
Parties To Tort Proceeding Cases Against Teva In Philadelphia Court	40